SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Foreign currency losses	$ 3,000	$ 200
Advertising expense	$ 900	$ 1,000
Five Suppliers [Member]
Property, Plant and Equipment [Line Items]
Concentration credit risk	93.00%	61.00%
Accounts Receivable [Member] | Non Us Customers [Member]
Property, Plant and Equipment [Line Items]
Concentration credit risk	72.00%	75.00%
Accounts Receivable [Member] | Three Customers [Member]
Property, Plant and Equipment [Line Items]
Concentration credit risk	69.00%	75.00%
Accounts receivable	$ 39,800
Accounts Receivable [Member] | Two Customers [Member]
Property, Plant and Equipment [Line Items]
Accounts receivable		$ 52,600
Sales [Member] | Two Customers [Member]
Property, Plant and Equipment [Line Items]
Concentration credit risk	10.00%
Sales [Member] | Top 3 Customers [Member]
Property, Plant and Equipment [Line Items]
Concentration credit risk	63.00%	69.00%
Property, Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years
Property, Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	4 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years